UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number                   811-09941

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Ambassador Funds

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(Exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800  Detroit, MI       48226

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(Address of principal executive offices)          (Zip code)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI   48226

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(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (313) 961-3111

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Date of fiscal year end:  July 31

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Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

      number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

EXHIBIT A

ICA File Number:  811-09941

Reporting Period:  07/01/2010 - 06/30/2011

Ambassador Funds

AMBASSADOR MONEY MARKET FUND

Series# S000006600

Class# C000018019

THERE IS NO PROXY VOTING ACTIVITY FOR THE FUND BECAUSE THE FUND DID NOT HOLD ANY VOTING SECURITIES DURING THE REPORTING PERIOD.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Ambassador Funds

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By (Signature and Title)* /s/BRIAN T. JEFFRIES

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Brian T. Jeffries, President

Date: August 26, 2011

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* Print the name and title of each signing officer under his or her signature.